Accounting Principles - Royalty certificates liabilities (Details)	Dec. 31, 2023
Royalty Certificate | Lanifibranor
Disclosure of detailed information about borrowings [line items]
Percentage Of Annual Royalties On Future Sales for Royalty Certificate Holders	2.00%